Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7.    Property, Plant and Equipment, Net

Property, plant and equipment and related accumulated depreciation were as follows:

	December 31,	December 31,
	2024	2025
Production facilities	6,845,010	10,356,573
Mold and tooling	7,108,020	10,299,152
Charging & battery swap equipment	7,761,253	9,276,827
Leasehold improvements	6,124,611	6,365,523
Computer and electronic equipment	1,922,333	1,901,435
Corporate vehicles	1,949,132	1,666,591
R&D equipment	1,635,821	1,648,097
Purchased software	1,349,419	1,441,795
Buildings and constructions	913,281	911,446
Construction in process	3,616,078	852,922
Subscriptions Vehicles	799,846	791,480
Others	1,429,868	1,740,402
Subtotal	41,454,672	47,252,243
Less: Accumulated depreciation	(15,559,399)	(21,421,906)
Less: Accumulated impairment	(2,369)	(2,369)
Total property, plant and equipment, net	25,892,904	25,827,968

The Group recorded depreciation expenses of RMB3,372,673, RMB5,870,195 and RMB7,141,325 for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, certain property, plant, and equipments and land use rights with carrying values of RMB1,131,796 and RMB1,549,257, respectively, were restricted as collateral for long-term borrowings and credit quota from certain supplier.